UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund:  BlackRock Enhanced International Dividend Trust (BGY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced International Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.7%

Australia — 8.1%
Amcor Ltd.	2,929,194	$32,075,664
Ansell Ltd.	657,064	12,862,972
Sonic Healthcare Ltd.	816,976	14,455,734

		59,394,370
Belgium — 3.4%
Anheuser-Busch InBev SA	121,591	13,368,531
bpost SA	506,122	11,433,831

		24,802,362
Canada — 10.0%
Rogers Communications, Inc., Class B	791,333	35,342,338
TELUS Corp.	1,076,118	37,787,541

		73,129,879
China — 1.7%
ANTA Sports Products Ltd.	2,377,600	12,137,186

Denmark — 1.7%
Novo Nordisk A/S, Class B	252,763	12,432,364

Finland — 3.0%
Kone OYJ, Class B	432,302	21,575,253

France — 5.1%
Sanofi	459,696	36,886,017

Germany — 4.6%
Deutsche Post AG, Registered Shares	771,478	33,790,178

Hong Kong — 0.8%
Sands China Ltd.	1,046,000	5,684,314

India — 1.7%
Hero MotoCorp Ltd.	225,738	12,323,103

Japan — 3.5%
Japan Tobacco, Inc.	901,200	25,744,574

Netherlands — 2.2%
Heineken NV	149,488	16,078,021

Sweden — 2.1%
Svenska Handelsbanken AB, Class A	1,229,470	15,389,065

Switzerland — 15.1%
Givaudan SA, Registered Shares	8,041	18,344,275
Nestle SA, Registered Shares	381,410	30,147,214
Novartis AG, Registered Shares	439,501	35,547,226
Roche Holding AG	51,007	11,700,853
SGS SA, Registered Shares	5,701	14,024,049

		109,763,617
Taiwan — 4.6%
Far EasTone Telecommunications Co. Ltd.	3,663,000	9,697,865

Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,845,000	$24,097,714

		33,795,579
United Kingdom — 27.3%
AstraZeneca PLC	358,841	24,667,180
British American Tobacco PLC	799,221	46,200,459
Diageo PLC	596,483	20,172,876
GlaxoSmithKline PLC	1,314,359	25,526,221
Imperial Brands PLC	1,096,854	37,347,322
Lloyds Banking Group PLC	11,480,388	10,442,856
Unilever PLC	621,114	34,448,574

		198,805,488
United States — 3.8%
3M Co.(a)(b)	68,502	15,037,559
Microsoft Corp.(a)(b)	141,124	12,880,387

		27,917,946

Total Common Stocks — 98.7% (Cost — $732,933,207)		719,649,316

Preferred Stocks — 0.7%

China — 0.5%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,106,332), 0.00%(c)(d)(e)	76,800	3,911,424

India — 0.2%
Jasper Infotech Private Ltd., Series F, (Acquired 05/07/14, cost $2,825,580), 0.00%(c)(d)(e)	398	716,198

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Jasper Infotech Private Ltd., Series G, (Acquired 10/29/14, cost $1,112,870), 0.00%(c)(d)(e)	132	$289,460

		1,005,658

Total Preferred Stocks — 0.7% (Cost — $6,054,932)		4,917,082

Value
Total Long-Term Investments — 99.4% (Cost — $738,988,139)	$724,566,398

Total Investments Before Options Written — 99.4% (Cost — $738,988,139)	724,566,398

Options Written — (0.6)% (Premiums Received — $5,235,128)	(4,326,708)

Total Investments, Net of Options Written — 98.8% (Cost — $733,753,011)	720,239,690
Other Assets Less Liabilities — 1.2%	8,767,717

Net Assets — 100.0%	$729,007,407

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $4,917,082 and an original cost of $6,044,782 which was 0.7% of its net assets.
(e)	Non-income producing security.

During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,073,700	(5,073,700)	—	$—	$32,499	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	34	04/06/18	USD	247.50	USD	746	$(476)
Microsoft Corp.	73	04/06/18	USD	95.00	USD	666	(2,117)
3M Co.	34	04/13/18	USD	240.00	USD	746	(646)
Microsoft Corp.	123	04/13/18	USD	96.50	USD	1,123	(5,166)
3M Co.	76	04/20/18	USD	240.00	USD	1,668	(2,394)
Microsoft Corp.	131	04/20/18	USD	95.00	USD	1,196	(13,296)
TELUS Corp.	1,059	04/20/18	CAD	48.00	CAD	4,791	(4,932)
3M Co.	81	04/27/18	USD	240.00	USD	1,778	(8,181)
Microsoft Corp.	56	04/27/18	USD	94.00	USD	511	(9,900)
Microsoft Corp.	28	04/27/18	USD	95.00	USD	256	(5,456)
Microsoft Corp.	114	05/04/18	USD	94.00	USD	1,040	(28,215)
3M Co.	117	05/18/18	USD	226.50	USD	2,568	(58,757)
Microsoft Corp.	293	05/18/18	USD	95.00	USD	2,674	(72,224)
Rogers Communications, Inc., Class B	1,281	05/18/18	CAD	58.00	CAD	7,371	(114,344)
TELUS Corp.	1,225	05/18/18	CAD	46.00	CAD	5,542	(52,771)

							$(378,875)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ANTA Sports Products Ltd.	Goldman Sachs International	261,000	04/04/18	HKD	36.98	HKD	10,456	$(103,757)
Anheuser-Busch InBev SA	Goldman Sachs International	22,000	04/04/18	EUR	85.97	EUR	1,966	(94,695)
Diageo PLC — ADR	Goldman Sachs International	46,600	04/04/18	GBP	25.05	GBP	1,124	(904)
Givaudan SA, Registered Shares	Bank of America N.A.	3,600	04/04/18	CHF	2,176.19	CHF	7,851	(98,792)
GlaxoSmithKline PLC	Credit Suisse International	516,000	04/04/18	GBP	13.37	GBP	7,141	(359,988)
Heineken NV	Bank of America N.A.	18,000	04/04/18	EUR	85.39	EUR	1,573	(49,748)
Nestle SA, Registered Shares	Credit Suisse International	100,000	04/04/18	CHF	75.33	CHF	7,556	(79,932)
Novartis AG, Registered Shares	Goldman Sachs International	54,000	04/04/18	CHF	80.72	CHF	4,175	(974)
Novo Nordisk A/S	Bank of America N.A.	66,500	04/04/18	DKK	320.66	DKK	19,817	(143)
Unilever PLC	Goldman Sachs International	59,500	04/04/18	GBP	37.47	GBP	2,352	(172,980)
Deutsche Post AG, Registered Shares	Goldman Sachs International	63,900	04/05/18	EUR	36.57	EUR	2,275	(8,691)
Imperial Brands PLC	Credit Suisse International	29,000	04/05/18	GBP	27.40	GBP	704	(7)
Imperial Brands PLC	Goldman Sachs International	136,700	04/05/18	GBP	27.94	GBP	3,318	(25)
Kone OYJ, Class B	Credit Suisse International	36,500	04/05/18	EUR	44.72	EUR	1,480	(60)
Llyods Banking Group PLC	Credit Suisse International	1,734,400	04/05/18	GBP	0.68	GBP	1,127	(2,976)
Sanofi	Goldman Sachs International	43,800	04/05/18	EUR	67.22	EUR	2,856	(4,324)
bpost SA	UBS AG	23,000	04/05/18	EUR	27.84	EUR	422	—
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	97,000	04/09/18	CAD	57.50	CAD	5,581	(46,638)
Ansell Ltd.	Goldman Sachs International	28,800	04/10/18	AUD	25.85	AUD	734	(3,862)
Sonic Healthcare Ltd.	UBS AG	85,000	04/10/18	AUD	24.45	AUD	1,958	(527)
bpost SA	Credit Suisse International	18,000	04/10/18	EUR	27.24	EUR	330	(4)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	550,000	04/11/18	HKD	40.84	HKD	22,033	$(45,764)
AstraZeneca PLC	Goldman Sachs International	118,900	04/11/18	GBP	48.01	GBP	5,826	(233,577)
British American Tobacco PLC	Bank of America N.A.	203,600	04/11/18	GBP	45.28	GBP	8,388	(5,019)
Far EasTone Telecommunications Co. Ltd.	Goldman Sachs International	402,000	04/11/18	USD	74.57	USD	31,030	(33,061)
Imperial Brands PLC	UBS AG	112,900	04/11/18	GBP	26.97	GBP	2,740	(2,673)
Japan Tobacco, Inc.	Goldman Sachs International	125,000	04/11/18	JPY	3,122.58	JPY	379,959	(24,521)
Kone OYJ, Class B	Bank of America N.A.	15,076	04/11/18	EUR	45.60	EUR	611	(83)
Kone OYJ, Class B	Credit Suisse International	5,600	04/11/18	EUR	46.37	EUR	227	(74)
Llyods Banking Group PLC	UBS AG	1,125,000	04/11/18	GBP	0.70	GBP	731	(985)
Novartis AG, Registered Shares	Bank of America N.A.	69,700	04/11/18	CHF	80.14	CHF	5,389	(11,397)
Rogers Communications, Inc., Class B	UBS AG	26,000	04/11/18	CAD	59.18	CAD	1,496	(4,396)
Sanofi	Goldman Sachs International	60,000	04/11/18	EUR	65.08	EUR	3,913	(69,820)
Sonic Healthcare Ltd.	UBS AG	47,100	04/11/18	AUD	24.68	AUD	1,085	(10)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	264,000	04/11/18	USD	247.72	USD	65,200	(31,685)
Deutsche Post AG, Registered Shares	UBS AG	147,300	04/12/18	EUR	39.97	EUR	5,244	(1,080)
TELUS Corp.	Morgan Stanley & Co. International PLC	115,700	04/12/18	CAD	45.67	CAD	5,234	(30,731)
TELUS Corp.	UBS AG	68,400	04/12/18	CAD	45.88	CAD	3,094	(9,428)
Sands China Ltd.	Goldman Sachs International	294,000	04/13/18	HKD	43.66	HKD	12,539	(24,188)
Diageo PLC	Morgan Stanley & Co. International PLC	5,000	04/17/18	GBP	24.91	GBP	121	(869)
Heineken NV	Morgan Stanley & Co. International PLC	25,300	04/17/18	EUR	85.44	EUR	2,211	(83,711)
Kone OYJ, Class B	Credit Suisse International	96,400	04/17/18	EUR	43.85	EUR	3,910	(7,257)
Nestle SA, Registered Shares	Credit Suisse International	67,800	04/17/18	CHF	75.07	CHF	5,123	(39,678)
Novo Nordisk A/S	Morgan Stanley & Co. International PLC	44,700	04/17/18	DKK	314.18	DKK	13,321	(8,692)
Roche Holding AG	Credit Suisse International	300	04/17/18	CHF	221.41	CHF	66	(747)
SGS SA, Registered Shares	UBS AG	1,400	04/17/18	CHF	2,410.09	CHF	3,292	(27,349)
Sands China Ltd.	JPMorgan Chase Bank N.A.	166,000	04/17/18	HKD	45.47	HKD	7,080	(6,494)
Sonic Healthcare Ltd.	Deutsche Bank AG	62,300	04/17/18	AUD	24.62	AUD	1,435	(642)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	988,000	04/17/18	USD	253.60	USD	244,006	(91,696)
bpost SA	UBS AG	7,300	04/17/18	EUR	28.16	EUR	134	(37)
Amcor Ltd.	Deutsche Bank AG	240,000	04/18/18	AUD	14.18	AUD	3,422	(47,413)
Amcor Ltd.	Deutsche Bank AG	160,000	04/18/18	AUD	14.44	AUD	2,282	(16,026)
Ansell Ltd.	Citibank N.A.	26,000	04/18/18	AUD	25.84	AUD	663	(5,288)
Ansell Ltd.	UBS AG	26,000	04/18/18	AUD	24.78	AUD	663	(17,636)
British American Tobacco PLC	UBS AG	122,100	04/18/18	GBP	45.09	GBP	5,031	(11,429)
Deutsche Post AG, Registered Shares	Goldman Sachs International	76,300	04/18/18	EUR	37.72	EUR	2,716	(8,790)
Diageo PLC	Morgan Stanley & Co. International PLC	88,950	04/18/18	GBP	24.72	GBP	2,145	(23,380)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	544,000	04/18/18	USD	76.48	USD	41,991	(20,280)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	103,100	04/18/18	GBP	26.54	GBP	2,502	(8,947)
Sanofi	UBS AG	41,700	04/18/18	EUR	65.85	EUR	2,719	(38,798)
bpost SA	Morgan Stanley & Co. International PLC	23,000	04/18/18	EUR	28.56	EUR	422	(153)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	97,000	04/23/18	CAD	57.50	CAD	5,581	$(55,880)
Ansell Ltd.	Citibank N.A.	26,000	04/24/18	AUD	24.50	AUD	663	(23,216)
Ansell Ltd.	JPMorgan Chase Bank N.A.	28,800	04/24/18	AUD	25.41	AUD	734	(11,578)
bpost SA	Credit Suisse International	18,000	04/24/18	EUR	27.44	EUR	330	(313)
ANTA Sports Products Ltd.	Goldman Sachs International	258,000	04/25/18	HKD	39.94	HKD	10,335	(41,682)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	450,000	04/25/18	USD	74.22	USD	34,736	(42,633)
Japan Tobacco, Inc.	UBS AG	206,800	04/25/18	JPY	3,045.32	JPY	628,604	(160,677)
Novartis AG, Registered Shares	Bank of America N.A.	69,700	04/25/18	CHF	80.53	CHF	5,389	(24,057)
Amcor Ltd.	UBS AG	483,800	04/26/18	AUD	14.00	AUD	6,899	(151,379)
AstraZeneca PLC	UBS AG	38,900	04/26/18	GBP	48.18	GBP	1,906	(90,136)
Amcor Ltd.	Deutsche Bank AG	110,000	05/02/18	AUD	14.15	AUD	1,569	(28,027)
Amcor Ltd.	UBS AG	295,000	05/02/18	AUD	14.59	AUD	4,207	(29,865)
Anheuser-Busch InBev SA	UBS AG	38,700	05/02/18	EUR	87.81	EUR	3,458	(102,784)
Diageo PLC	UBS AG	44,000	05/02/18	GBP	24.65	GBP	1,061	(18,508)
Roche Holding AG	Citibank N.A.	22,200	05/02/18	CHF	233.64	CHF	4,868	(10,884)
Sonic Healthcare Ltd.	UBS AG	103,200	05/02/18	AUD	24.53	AUD	2,378	(3,996)
Unilever PLC	Morgan Stanley & Co. International PLC	141,800	05/02/18	GBP	38.83	GBP	5,605	(262,440)
Ansell Ltd.	Deutsche Bank AG	58,200	05/03/18	AUD	26.64	AUD	1,484	(6,987)
bpost SA	HSBC Bank PLC	23,000	05/03/18	EUR	28.12	EUR	422	(56)
TELUS Corp.	Citibank N.A.	84,700	05/07/18	CAD	46.82	CAD	3,832	(15,316)
Ansell Ltd.	Deutsche Bank AG	32,000	05/08/18	AUD	26.35	AUD	816	(6,610)
Kone OYJ, Class B	Goldman Sachs International	36,600	05/08/18	EUR	42.02	EUR	1,484	(27,905)
bpost SA	UBS AG	26,500	05/08/18	EUR	27.90	EUR	487	(106)
Deutsche Post AG, Registered Shares	UBS AG	47,000	05/09/18	EUR	37.30	EUR	1,673	(10,578)
Diageo PLC	Barclays Bank PLC	77,900	05/09/18	GBP	24.28	GBP	1,878	(58,551)
Japan Tobacco, Inc.	Citibank N.A.	64,700	05/09/18	JPY	2,975.37	JPY	196,667	(81,207)
Sanofi	Goldman Sachs International	56,800	05/09/18	EUR	67.32	EUR	3,704	(56,477)
Sonic Healthcare Ltd.	UBS AG	61,900	05/09/18	AUD	23.91	AUD	1,426	(9,293)
Unilever PLC	Barclays Bank PLC	72,000	05/09/18	GBP	38.10	GBP	2,846	(173,988)
Imperial Brands PLC	UBS AG	101,000	05/11/18	GBP	25.68	GBP	2,451	(56,432)
GlaxoSmithKline PLC	Barclays Bank PLC	141,100	05/15/18	GBP	14.11	GBP	1,953	(57,550)
Llyods Banking Group PLC	UBS AG	1,440,000	05/15/18	GBP	0.66	GBP	936	(13,415)
bpost SA	UBS AG	26,500	05/16/18	EUR	27.90	EUR	487	(177)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	218,000	05/17/18	TWD	77.28	TWD	16,827	(7,583)
Heineken NV	UBS AG	31,400	05/17/18	EUR	87.96	EUR	2,745	(50,112)
SGS SA, Registered Shares	UBS AG	1,400	05/17/18	CHF	2,410.90	CHF	3,292	(51,200)
Ansell Ltd.	UBS AG	32,000	05/23/18	AUD	26.08	AUD	816	(11,211)
Svenska Handelsbanken AB	Credit Suisse International	270,000	05/23/18	SEK	103.30	SEK	28,218	(112,709)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	218,000	05/24/18	TWD	77.28	TWD	16,827	(8,110)
Llyods Banking Group PLC	Goldman Sachs International	1,440,000	05/24/18	GBP	0.66	GBP	936	(15,718)
Ansell Ltd.	Citibank N.A.	70,700	05/30/18	AUD	25.46	AUD	1,802	(35,656)

								$(3,947,833)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$59,394,370	$—	$59,394,370
Belgium	11,433,831	13,368,531	—	24,802,362
Canada	73,129,879	—	—	73,129,879
China	—	12,137,186	—	12,137,186
Denmark	—	12,432,364	—	12,432,364
Finland	—	21,575,253	—	21,575,253
France	—	36,886,017	—	36,886,017
Germany	—	33,790,178	—	33,790,178
Hong Kong	—	5,684,314	—	5,684,314
India	—	12,323,103	—	12,323,103
Japan	—	25,744,574	—	25,744,574
Netherlands	—	16,078,021	—	16,078,021
Sweden	—	15,389,065	—	15,389,065
Switzerland	—	109,763,617	—	109,763,617
Taiwan	—	33,795,579	—	33,795,579
United Kingdom	—	198,805,488	—	198,805,488
United States	27,917,946	—	—	27,917,946
Preferred Stocks	—	—	4,917,082	4,917,082

	$112,481,656	$607,167,660	$4,917,082	$724,566,398

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced International Dividend Trust (BGY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(320,118)	$(4,006,590)	$—	$(4,326,708)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$12,033,525	$(17,468,213)	$17,468,213	$(12,033,525)

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced International Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced International Dividend Trust

Date: May 21, 2018